Contingencies, Commitments, and Responsibilities - Schedule of Damages That May Be Incurred By Insured Parties that Contract Policies (Detail) - Consorcio Nacionalde SegurosSA [Member]	6 Months Ended
Jun. 30, 2021 HUF (Ft)
Disclosure of subsidiaries [line items]
From date	Apr. 15, 2021
End date	Apr. 14, 2022
Amount (UF)	Ft 60,000
Amount (UF)	Ft 500